Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share
Basic and diluted earnings per share

The table below presents a reconciliation of numerators and denominators used in computing earnings per share. The Company has a stock plan and subscription warrants, as mentioned in Notes 8.d and 19, respectively.

	2024	2023	2022
	Total	Total	Continuing operations	Discontinued operations	Total
Basic earnings per share
Net income for the year of the Company	2,362,740	2,439,795	1,498,981	301,858	1,800,839
Weighted average number of shares outstanding (in thousands)	1,102,130	1,095,469	1,091,990	1,091,990	1,091,990
Basic earnings per share - R$	2.1438	2.2272	1.3727	0.2764	1.6491
Diluted earnings per share
Net income for the year of the Company	2,362,740	2,439,795	1,498,981	301,858	1,800,839
Weighted average number of outstanding shares (in thousands), including dilution effects	1,117,595	1,104,942	1,098,692	1,098,692	1,098,692
Diluted earnings per share - R$	2.1141	2.2081	1.3643	0.2747	1.6391
Weighted average number of shares (in thousands)
Weighted average number of shares for basic earnings per share	1,102,130	1,095,469			1,091,990
Dilution effect
Subscription warrants	3,051	3,334			3,445
Stock plan	12,414	6,139			3,257
Weighted average number of shares for diluted earnings per share	1,117,595	1,104,942			1,098,692